OPPENHEIMER QUEST BALANCED VALUE FUND
                  Supplement dated September 25, 1998 to the
          Statement of Additional Information dated January 26, 1998

This  supplement  to  the  Statement  of  Additional  Information  replaces  the
supplement   dated  June  5,  1998  and  changes  the  Statement  of  Additional
Information as follows:

1. The following paragraphs are added at the end of the section captioned "Investment Policies and Strategies - Foreign Securities" on page 3:

      - Risks of Conversion to Euro. On January 1, 1999, eleven countries in the European Monetary Union will adopt the euro as their official currency. However, their current currencies (for example, the franc, the mark, and the lire) will also continue in use until January 1, 2002. After that date, it is expected that only the euro will be used in those countries. A common currency is expected to confer some benefits in those markets, by consolidating the government debt market for those countries and reducing some currency risks and costs. But the conversion to the new currency will affect the Fund operationally and also has potential risks, some of which are listed below. Among other things, the conversion will affect:
       - issuers in which the Fund invests, because of changes in the competitive environment from a consolidated currency market and greater operational costs from converting to the new currency. This might depress stock values.
       - vendors the Fund depends on to
      carry out its business, such as its Custodian (which holds the foreign securities the Fund buys), the Manager (which must price the Fund's investments to deal with the conversion to the euro) and brokers, foreign markets and securities depositories. If they are not prepared, there could be delays in settlements and additional costs to the Fund.
      - exchange
      contracts and derivatives that are outstanding during the transition to the euro. The lack of currency rate calculations between the affected currencies and the need to update the Fund's contracts could pose extra costs to the Fund.

            The Manager is upgrading (at its expense) its computer and bookkeeping systems to deal with the conversion. The Fund's Custodian has advised the Manager of its plans to deal with the conversion, including how it will update its record keeping systems and handle the redenomination of outstanding foreign debt. The Fund's portfolio manager will also monitor the effects of the conversion on the issuers in which the Fund invests. The possible effect of these factors on the Fund's investments cannot be determined with certainty at this time, but they may reduce the value of some of the Fund's holdings and increase its operational costs.

2. Effective May 18, 1998 name of the Fund changed to "Oppenheimer Quest Balanced Value Fund" and all references to the name of the Fund on the front cover page and throughout the Statement of Additional Information were changed to reflect the new name.


3. Effective June 2, 1998, Robert G. Galli was appointed as a Trustee of Oppenheimer Quest For Value Funds (the "Trust"). The biographical information below for Mr. Galli is added to the section captioned "How the Fund is Managed - Trustees and Officers of the Trust" immediately following the information on Thomas W. Courtney on page 18:

Robert G. Galli, Trustee; Age: 64
19750 Beach Road, Jupiter Island, Florida 33469
Formerly he held the following positions: Vice Chairman of OppenheimerFunds, Inc. (the "Manager") (October 1995 to December 1997), Vice President (June 1990 to March 1994) and Counsel of Oppenheimer Acquisition Corp., the Manager's parent holding company; Executive Vice President (December 1977 to October
1995), General Counsel and a director (December 1975 to October 1993) of the Manager; Executive Vice President and a director of OppenheimerFunds Distributor, Inc. (July 1978 to October 1993); Executive Vice President and a director of HarbourView Asset Management Corporation (April 1986 to October
1995), an investment adviser subsidiary of the Manager; Vice President and a director (October 1988 to October 1993) and Secretary (March 1981 to September
1988)  of  Centennial  Asset  Management  Corporation,   an  investment  adviser
subsidiary of the Manager; a director (November 1989 to October 1993) and Executive Vice President (November 1989 to January 1990) of Shareholder Financial Services, Inc., a transfer agent subsidiary of the Manager; a director of Shareholder Services, Inc. (August 1984 to October 1993), a transfer agent subsidiary of the Manager; a director/trustee of other Oppenheimer funds.

4. The following is added as the last paragraph to the section captioned "How the Fund is Managed - Deferred Compensation Plan" on page 20:

      On June 2, 1998 the Trust adopted a retirement plan that provides for payment to a retired Trustee of up to 80% of the average compensation paid during that Trustee's five years of service in which the highest compensation was received. A Trustee must serve in that capacity for any of the Oppenheimer Quest Funds, Oppenheimer Rochester Funds or the Oppenheimer MidCap Fund for at least 15 years to be eligible for the maximum payment. Because each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service, the amount of those benefits cannot be determined as of this time nor can the Fund estimate the number of years of credited service that will be used to determine those benefits.

5. The third sentence of the fourth paragraph in the section entitled "How To Exchange Shares" starting on page 45 is revised to read as follows:

            However, if you redeem Class A shares of the Fund that were acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge within 18 months of the end of the calendar month of the purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares (see "Class A Contingent Deferred Sales Charge" in the Prospectus). (A different holding period may apply to shares purchased prior to June 1, 1998).

6. The references to the Fund's Custodian "State Street Bank and Trust Company" appearing on page 48 and the back outside cover are replaced with "Citibank, N.A." and the address for the new Custodian is 111 Wall Street, New York, New York 10005.



September 25, 1998                                                  PXO257.006

                   OPPENHEIMER QUEST OPPORTUNITY VALUE FUND
                  Supplement dated September 25, 1998 to the
          Statement of Additional Information dated January 26, 1998

This  supplement  to  the  Statement  of  Additional  Information  replaces  the
supplement   dated  June  5,  1998  and  changes  the  Statement  of  Additional
Information as follows:

1. The following paragraphs are added at the end of the section captioned "Investment Policies and Strategies - Foreign Securities" on page 3:

      - Risks of Conversion to Euro. On January 1, 1999, eleven countries in the European Monetary Union will adopt the euro as their official currency. However, their current currencies (for example, the franc, the mark, and the lire) will also continue in use until January 1, 2002. After that date, it is expected that only the euro will be used in those countries. A common currency is expected to confer some benefits in those markets, by consolidating the government debt market for those countries and reducing some currency risks and costs. But the conversion to the new currency will affect the Fund operationally and also has potential risks, some of which are listed below. Among other things, the conversion will affect:
     - issuers in which the Fund invests, because of changes in the competitive environment from a consolidated currency market and greater operational costs from converting to the new currency. This might depress stock values.
     - vendors the Fund depends on to
      carry out its business, such as its Custodian (which holds the foreign securities the Fund buys), the Manager (which must price the Fund's investments to deal with the conversion to the euro) and brokers, foreign markets and securities depositories. If they are not prepared, there could be delays in settlements and additional costs to the Fund.
     -  exchange
      contracts and derivatives that are outstanding during the transition to the euro. The lack of currency rate calculations between the affected currencies and the need to update the Fund's contracts could pose extra costs to the Fund.

            The Manager is upgrading (at its expense) its computer and bookkeeping systems to deal with the conversion. The Fund's Custodian has advised the Manager of its plans to deal with the conversion, including how it will update its record keeping systems and handle the redenomination of outstanding foreign debt. The Fund's portfolio manager will also monitor the effects of the conversion on the issuers in which the Fund invests. The possible effect of these factors on the Fund's investments cannot be determined with certainty at this time, but they may reduce the value of some of the Fund's holdings and increase its operational costs.

2. Effective June 2, 1998, Robert G. Galli was appointed a Trustee of Oppenheimer Quest For Value Funds (the "Trust"). The biographical information below for Mr. Galli should be added to the section captioned "How the Fund is Managed - Trustees and Officers of the Trust" immediately following the information on Thomas W. Courtney on page 11:

Robert G. Galli, Trustee; Age: 64
19750 Beach Road, Jupiter Island, Florida 33469
Formerly he held the following positions: Vice Chairman of OppenheimerFunds, Inc. (the "Manager") (October 1995 to December 1997), Vice President (June 1990 to March 1994) and Counsel of Oppenheimer Acquisition Corp., the Manager's parent holding company; Executive Vice President (December 1977 to October
1995), General Counsel and a director (December 1975 to October 1993) of the Manager; Executive Vice President and a director of OppenheimerFunds Distributor, Inc. (July 1978 to October 1993); Executive Vice President and a director of HarbourView Asset Management Corporation (April 1986 to October
1995), an investment adviser subsidiary of the Manager; Vice President and a director (October 1988 to October 1993) and Secretary (March 1981 to September
1988)  of  Centennial  Asset  Management  Corporation,   an  investment  adviser
subsidiary of the Manager; a director (November 1989 to October 1993) and Executive Vice President (November 1989 to January 1990) of Shareholder Financial Services, Inc., a transfer agent subsidiary of the Manager; a director of Shareholder Services, Inc. (August 1984 to October 1993), a transfer agent subsidiary of the Manager; a director/trustee of other Oppenheimer funds.

3. The following is added as the last paragraph to the section captioned "How the Fund is Managed - Deferred Compensation Plan" on page 14:

      On June 2, 1998 the Trust adopted a retirement plan that provides for payment to a retired Trustee of up to 80% of the average compensation paid during that Trustee's five years of service in which the highest compensation was received. A Trustee must serve in that capacity for any of the Oppenheimer Quest Funds, Oppenheimer Rochester Funds or the Oppenheimer MidCap Fund for at least 15 years to be eligible for the maximum payment. Because each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service, the amount of those benefits cannot be determined as of this time nor can the Fund estimate the number of years of credited service that will be used to determine those benefits.

4. The third sentence of the fourth paragraph in the section entitled "How To Exchange Shares" starting on page 45 is revised to read as follows:

            However, if you redeem Class A shares of the Fund that were acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge within 18 months of the end of the calendar month of the purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares (see "Class A Contingent Deferred Sales Charge" in the Prospectus). (A different holding period may apply to shares purchased prior to June 1, 1998).

5. The references to the Fund's Custodian "State Street Bank and Trust Company" appearing on page 44 and the back outside cover are replaced with "Citibank, N.A." and the address for the new Custodian is 111 Wall Street, New York, New York 10005.

September 25, 1998                                                PX0236.007

                     OPPENHEIMER QUEST SMALL CAP VALUE FUND
                  Supplement dated September 25, 1998 to the
          Statement of Additional Information dated January 26, 1998

This  supplement  to  the  Statement  of  Additional  Information  replaces  the
supplement   dated  June  5,  1998  and  changes  the  Statement  of  Additional
Information as follows:

2. The following paragraphs are added at the end of the section captioned "Investment Policies and Strategies - Foreign Securities" on page 3:

        - Risks of Conversion to Euro. On January 1, 1999, eleven countries in the European Monetary Union will adopt the euro as their official currency. However, their current currencies (for example, the franc, the mark, and the lire) will also continue in use until January 1, 2002. After that date, it is expected that only the euro will be used in those countries. A common currency is expected to confer some benefits in those markets, by consolidating the government debt market for those countries and reducing some currency risks and costs. But the conversion to the new currency will affect the Fund operationally and also has potential risks, some of which are listed below. Among other things, the conversion will affect:
     - issuers in which the Fund invests, because of changes in the competitive environment from a consolidated currency market and greater operational costs from converting to the new currency. This might depress stock values.
       -   vendors the Fund depends on to
      carry out its business, such as its Custodian (which holds the foreign securities the Fund buys), the Manager (which must price the Fund's investments to deal with the conversion to the euro) and brokers, foreign markets and securities depositories. If they are not prepared, there could be delays in settlements and additional costs to the Fund.
     - exchange
      contracts and derivatives that are outstanding during the transition to the euro. The lack of currency rate calculations between the affected currencies and the need to update the Fund's contracts could pose extra costs to the Fund.

            The Manager is upgrading (at its expense) its computer and bookkeeping systems to deal with the conversion. The Fund's Custodian has advised the Manager of its plans to deal with the conversion, including how it will update its record keeping systems and handle the redenomination of outstanding foreign debt. The Fund's portfolio manager will also monitor the effects of the conversion on the issuers in which the Fund invests. The possible effect of these factors on the Fund's investments cannot be determined with certainty at this time, but they may reduce the value of some of the Fund's holdings and increase its operational costs.

2. Effective June 2, 1998, Robert G. Galli was appointed as a Trustee of Oppenheimer Quest For Value Funds (the "Trust") . The biographical information below for Mr. Galli should be added to the section captioned "How the Fund is Managed - Trustees and Officers of the Trust" immediately following the information on Thomas W. Courtney on page 17:

Robert G. Galli, Trustee; Age: 64
19750 Beach Road, Jupiter Island, Florida 33469
Formerly he held the following positions: Vice Chairman of OppenheimerFunds, Inc. (the "Manager") (October 1995 to December 1997), Vice President (June 1990 to March 1994) and Counsel of Oppenheimer Acquisition Corp., the Manager's parent holding company; Executive Vice President (December 1977 to October
1995), General Counsel and a director (December 1975 to October 1993) of the Manager; Executive Vice President and a director of OppenheimerFunds Distributor, Inc. (July 1978 to October 1993); Executive Vice President and a director of HarbourView Asset Management Corporation (April 1986 to October
1995), an investment adviser subsidiary of the Manager; Vice President and a director (October 1988 to October 1993) and Secretary (March 1981 to September
1988)  of  Centennial  Asset  Management  Corporation,   an  investment  adviser
subsidiary of the Manager; a director (November 1989 to October 1993) and Executive Vice President (November 1989 to January 1990) of Shareholder Financial Services, Inc., a transfer agent subsidiary of the Manager; a director of Shareholder Services, Inc. (August 1984 to October 1993), a transfer agent subsidiary of the Manager; a director/trustee of other Oppenheimer funds.

3. Effective May 18, 1998, the biography for Timothy Curro on page 18 is deleted.

4. The following is added as the last paragraph to the section captioned "How the Fund is Managed - Deferred Compensation Plan" on page 20:

      On June 2, 1998 the Trust adopted a retirement plan that provides for payment to a retired Trustee of up to 80% of the average compensation paid during that Trustee's five years of service in which the highest compensation was received. A Trustee must serve in that capacity for any of the Oppenheimer Quest Funds, Oppenheimer Rochester Funds or the Oppenheimer MidCap Fund for at least 15 years to be eligible for the maximum payment. Because each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service, the amount of those benefits cannot be determined as of this time nor can the Fund estimate the number of years of credited service that will be used to determine those benefits.

5. Effective May 18, 1998, the first sentence of the section entitled "Portfolio Management" on page 20 is modified to delete Timothy Curro a portfolio manager of the Fund.

6. The third sentence of the fourth paragraph in the section entitled "How To Exchange Shares" starting on page 44 is revised to read as follows:

            However, if you redeem Class A shares of the Fund that were acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge within 18 months of the end of the calendar month of the purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares (see "Class A Contingent Deferred Sales Charge" in the Prospectus). (A different holding period may apply to shares purchased prior to June 1, 1998).

7. The references to the Fund's Custodian "State Street Bank and Trust Company" appearing on page 47 and the back outside cover are replaced with "Citibank, N.A." and the address for the new Custodian is 111 Wall Street, New York, New York 10005.





September 25, 1998                                            PXO251.009